ORGANIZATION AND DESCRIPTION OF THE COMPANY	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
ORGANIZATION AND DESCRIPTION OF THE COMPANY	ORGANIZATION AND DESCRIPTION OF THE COMPANY
a)    Brookfield Business Corporation
Brookfield Business Corporation and its subsidiaries (“BBUC” or the “company”), is an owner and operator of services and industrials operations on a global basis (the “businesses”). The company was formed as a corporation established under the British Columbia Business Corporations Act on June 21, 2021 and is a subsidiary of Brookfield Business Partners L.P. (the “partnership”, or collectively with its subsidiaries, excluding the company, “Brookfield Business Partners”). Brookfield Business Partners, the company and respective subsidiaries, are referred to collectively as the group. Brookfield Corporation, formerly Brookfield Asset Management Inc. (“Brookfield Corporation” or together with its controlled subsidiaries, excluding the group, “Brookfield”) is the ultimate parent of the company and the group. Brookfield Business Partners holds all the issued and outstanding class B shares and class C shares of the company as at December 31, 2022. The registered head office of Brookfield Business Corporation is 250 Vesey Street, New York, NY, United States. The Class A exchangeable subordinate voting shares (each, an “exchangeable share”) of the company are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the symbol “BBUC”. The exchangeable shares are structured with the intention of being economically equivalent to the non-voting limited partnership units (“LP Units”) of Brookfield Business Partners L.P. (NYSE: BBU; TSX: BBU.UN). Given the economic equivalence, the market price of the exchangeable shares will be significantly impacted by the market price of the partnership’s LP Units and the combined business performance of the company and Brookfield Business Partners as a whole.
b)    Special Distribution of the Company
On March 15, 2022, the group completed a special distribution (the “special distribution”) whereby Brookfield Business Partners L.P. unitholders of record as of March 7, 2022 received one exchangeable share for every two LP Units held.
Prior to the special distribution, the company amended its articles of incorporation to provide for the exchangeable shares, class B shares and class C shares. See Note 1 b) (i) and (ii) below for further details. The approximate 7 million common shares of the company were converted into approximately 26 million class C shares and a subsidiary of the partnership subscribed for one class B share of the company for nominal consideration. The conversion of common equity to class C shares is shown as “Special distribution” in the consolidated statements of changes in equity and represents the value of the share capital which relates to the class C shares. Prior to filing the articles of amendment, a subsidiary of the partnership contributed cash of $271 million to the company in exchange for a non-interest bearing demand promissory note of the company. The company issued approximately 73 million exchangeable shares and $50 million cash to the subsidiary of the partnership to settle the $271 million non-interest bearing demand promissory note along with the approximately $1.9 billion of non-interest bearing demand promissory notes issued in November 2021 (the “BBUC reorganization loans”). The subsidiary of the partnership then distributed the exchangeable shares to Brookfield Business L.P. (“Holding LP”).
Immediately prior to the special distribution, the partnership received exchangeable shares through a distribution by Holding LP (the “Holding LP Distribution”) of the exchangeable shares to all the holders of its equity units. As a result of the Holding LP Distribution, (i) Brookfield and its subsidiaries (other than entities within the group) received approximately 35 million exchangeable shares and (ii) the partnership received approximately 38 million exchangeable shares, which it subsequently distributed to its unitholders pursuant to the special distribution. Immediately following the special distribution, (i) holders of LP Units, excluding Brookfield, held approximately 35.3% of the issued and outstanding exchangeable shares of the company, (ii) Brookfield and its affiliates held approximately 64.7% of the issued and outstanding exchangeable shares, and (iii) a subsidiary of the partnership owned all of the issued and outstanding class B multiple voting shares, or class B shares, which represent a 75% voting interest in the company, and all of the issued and outstanding class C non-voting shares, or class C shares, of the company. The class C shares entitle Brookfield Business Partners to all of the residual value in the company after payment in full of the amount due to holders of exchangeable shares and class B shares.
Holders of exchangeable shares held an aggregate 25% voting interest in the company. Immediately after the special distribution, Brookfield, through its ownership of exchangeable shares, held an approximate 16% voting interest in the company. Holders of exchangeable shares, excluding Brookfield, held an approximate 9% aggregate voting interest in the company. Together, Brookfield and Brookfield Business Partners held an approximate 91% voting interest in the company.
The following describes the agreements resulting from the special distribution:
(i)Class A exchangeable subordinate voting shares
At any time, holders of exchangeable shares shall have the right to exchange all or a portion of their exchangeable shares for one LP Unit of the partnership per exchangeable share held or its cash equivalent based on the NYSE closing price of one LP Unit on the date that the request for exchange is received. Due to their exchangeable features, the exchangeable shares are classified as liabilities.
The company has the right upon sixty (60) days’ prior written notice to holders of exchangeable shares to redeem all of the then outstanding exchangeable shares at any time and for any reason, in its sole discretion and subject to applicable law, including without limitation following the occurrence of certain redemption events.
The exchangeable shares are listed on the NYSE and the TSX under the symbol “BBUC”.
(ii)Class B shares and class C shares
At any time, holders of class B shares and class C shares will have the right to redeem for cash in an amount equal to the market price of an LP Unit. Due to this cash redemption feature, both class B shares and class C shares will be classified as financial liabilities. However, the class C shares, the most subordinated class of all of the company’s common shares, meet certain qualifying criteria and will be presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32, Financial instruments: presentation (“IAS 32”).
(iii)Credit facilities
The company entered into two credit agreements with Brookfield Business Partners, one as borrower and one as lender, each providing for a ten-year revolving $1 billion credit facility to facilitate the movement of cash within the group. The credit agreement under which the company is the borrower permits it to borrow up to $1 billion from Brookfield Business Partners, and the other credit agreement permits Brookfield Business Partners to borrow up to $1 billion from the company. Each credit facility contemplates a deposit arrangement pursuant to which the lender thereunder may, with the consent of the borrower, deposit funds on a demand basis to such borrower’s account at a reduced rate of interest.
(iv)Equity commitment
Brookfield Business Partners provided the company an equity commitment in the amount of $2 billion. The equity commitment may be called by the company in exchange for the issuance of a number of class C shares or preferred shares, as the case may be, to Brookfield Business Partners, corresponding to the amount of the equity commitment called divided by (i) in the case of a subscription for class C shares, the volume-weighted average of the trading price for one exchangeable share on the principal stock exchange on which the exchangeable shares are listed for the five (5) days immediately preceding the date of the call, or (ii) in the case of a subscription for preferred shares, $25.00 per share. The equity commitment will be available in minimum amounts of $10 million and the amount available under the equity commitment will be reduced permanently by the amount so called. Before funds may be called on the equity commitment, a number of conditions precedent must be met, including that Brookfield Business Partners continues to control the company and has the ability to elect a majority of the company’s board of directors (the “Board of Directors”).
(v)Other arrangements with Brookfield
Wholly-owned subsidiaries of Brookfield provide management services to the company pursuant to Brookfield Business Partners’ existing master services agreement, or the Master Services Agreement. There was no change in how the base management fee and incentive distribution fees are calculated as a result of the special distribution. The company is responsible for reimbursing Brookfield Business Partners for its proportionate share of the total base management fee. The company’s proportionate share of the base management fee is calculated on the basis of the value of the company’s business relative to that of Brookfield Business Partners.
Further details of the Master Services Agreement is described in Note 26.
(vi)Credit guarantee agreement
A wholly-owned subsidiary of the company fully and unconditionally guaranteed the obligations of Brookfield Business Partners under Brookfield Business Partners’ $2.3 billion bilateral credit facilities with global banks and its $1 billion revolving acquisition credit facility with Brookfield.